Income Taxes Components of income (loss) before income taxes (Details) - USD ($) $ in Millions	2 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2014	Oct. 24, 2014	Dec. 31, 2015	Dec. 31, 2013
Components of operating income (loss) [Line Items]
Income (Loss) from Continuing Operations before Income Taxes, Domestic	$ (9)	$ 1,983	$ (92)	$ (251)
Income (Loss) from Continuing Operations before Income Taxes, Foreign	(51)	(265)	20	(112)
(Loss) income before income taxes and losses from unconsolidated entities	$ (60)	$ 1,718	(72)	$ (363)
Subsidiaries [Member]
Components of operating income (loss) [Line Items]
(Loss) income before income taxes and losses from unconsolidated entities			$ (72)